Long-term investments, net (Details narrative) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Impairment for long-term investments	$ 234,869	$ 89,852
Total	7,032,573	$ 6,900,280
Zhejiang Yili Yuncang Technology Group Co., Ltd | Equity Method Investee Twenty One
Total	$ 100,000
Equity Method Investment, Ownership Percentage	10.00%
Shanghai Zhong Jian Yiting Medical Health Technology
Total	$ 7,100,000